Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (1,190,387)	$ (1,975,071)	$ (3,016,884)	$ (2,456,550)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued for services	166,372	227,750	317,800	258,713
Stock issued for research and development			100,800
Stock warrants issued for finance cost		677,130	677,130
Stock issued for license fee				370,000
Stock issued for inducements			1,004,574	517,454
Gain on sale of subsidiary			(203,319)
Interest income	(4,000)
Amortization of debt discount	115,129	15,000	15,000	469,514
Loss on extinguishment of debt	117,217
Change in fair value of derivative liability	(172,729)
Inducement expense		520,000	1,004,574	517,454
Changes in operating assets and liabilities:
Inventory			(3,048)
Prepaid expenses	(10,414)	(40,120)	(23,634)	(4,133)
Unearned fee			(50,000)
Accounts payable and accrued liabilities	478,015	243,883	521,279	197,142
Net Cash Used in Operating Activities	(500,797)	(331,428)	(660,302)	(647,860)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intellectual property	(620)
Net Cash Used in Investing Activities	(620)
Cash Flows from Financing Activities:
Deferred offering cost	(52,951)		(60,000)
Proceeds from related party	52,159		5,000
Repayments to related party	(12,058)
Proceeds from convertible notes payable - net	750,000	430,000	618,708	240,000
Repayment of convertible note and guaranteed interest		(55,000)	(55,000)
Repayment of note payable	(100,000)
Cash advance from investor		50,000	50,000
Net Cash Provided by Financing Activities	637,150	425,000	558,708	240,000
Net change in cash	135,733	93,572	(101,594)	(407,860)
Cash, beginning of period	6,741	108,335	108,335	516,195
Cash, end of period	142,474	201,907	6,741	108,335
Supplemental cash flow information:
Cash paid for interest	12,768	15,000	5,000
Cash paid for taxes
Supplemental disclosure of non-cash financing activity
Original issuance debt and guaranteed interest as debt discount		15,000	15,000	65,000
Conversion of notes payable into common stock				797,858
Stock repurchased and returnable in exchange for note payable - related party - net				122,873
Cancellation of common stock				171,163
Reclassification from convertible notes to notes payable				640,000
Note receivable acquired in exchange with sale of subsidiary			$ 100,000
Derivative liability recognized as debt discount	$ 953,571